OLSTEIN ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Advertising Agencies - 1.4%
Omnicom Group, Inc. (a)	112,000	$6,148,800

Aerospace & Defense - 1.1%
United Technologies Corporation	50,000	4,716,500

Air Delivery & Freight Services - 3.6%
FedEx Corporation	61,000	7,396,860
United Parcel Service, Inc. - Class B	84,000	7,847,280
		15,244,140
Airlines - 2.0%
Delta Air Lines, Inc. (a)	183,000	5,220,990
JetBlue Airways Corporation (b)	380,150	3,402,342
		8,623,332
Auto Components - 0.7%
Aptiv PLC (c)	60,347	2,971,486

Auto Manufacturers - 1.2%
General Motors Company	252,000	5,236,560

Capital Markets - 1.3%
Goldman Sachs Group, Inc.	37,000	5,719,830

Chemicals - 3.7%
Corteva, Inc.	231,000	5,428,500
DuPont de Nemours, Inc.	146,000	4,978,600
Eastman Chemical Company	118,000	5,496,440
		15,903,540
Commercial Banks - 5.3%
Citizens Financial Group, Inc.	258,986	4,871,527
Fifth Third Bancorp	285,000	4,232,250
Prosperity Bancshares, Inc. (a)	64,100	3,092,825
U.S. Bancorp	152,000	5,236,400
Wells Fargo & Company	182,900	5,249,230
		22,682,232
Commercial Services - 2.3%
Moody's Corporation	24,000	5,076,000
S&P Global, Inc.	20,000	4,901,000
		9,977,000
Communications Equipment - 2.0%
Cisco Systems, Inc.	212,000	8,333,720

Computers - 2.6%
Apple, Inc. (a)	27,500	6,992,975
Western Digital Corporation	100,000	4,162,000
		11,154,975
Consumer Finance - 4.5%
American Express Company (a)	54,000	4,622,940
Equifax, Inc.	34,500	4,121,025
MasterCard, Inc. - Class A	22,000	5,314,320
Visa, Inc. - Class A (a)	30,500	4,914,160
		18,972,445
Containers & Packaging - 1.2%
WestRock Company	186,100	5,259,186

Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. - Class B (b)	25,000	4,570,750
Invesco Ltd. (c)	514,800	4,674,384
		9,245,134
E-Commerce - 1.5%
eBay, Inc. (a)	207,000	6,222,420

Electrical Equipment - 3.2%
Eaton Corporation PLC (c)	47,000	3,651,430
Generac Holdings, Inc. (b)	79,711	7,426,674
Littelfuse, Inc. (a)	17,850	2,381,547
		13,459,651
Electronics - 1.9%
Keysight Technologies, Inc. (b)	68,500	5,732,080
Sensata Technologies Holding PLC (b)(c)	77,277	2,235,624
		7,967,704
Energy - 1.8%
Chevron Corporation	66,000	4,782,360
Schlumberger Ltd. (c)	224,000	3,021,760
		7,804,120
Food & Drug Retailers - 4.1%
CVS Health Corporation	144,000	8,543,520
Walgreens Boots Alliance, Inc.	196,000	8,967,000
		17,510,520
Health Care Equipment & Supplies - 7.2%
Baxter International, Inc.	42,000	3,409,980
Becton, Dickinson and Company (a)	35,000	8,041,950
Danaher Corporation	21,000	2,906,610
Hologic, Inc. (b)	90,000	3,159,000
Medtronic PLC (c)	71,000	6,402,780
Zimmer Biomet Holdings, Inc.	66,500	6,721,820
		30,642,140
Health Care Providers & Services - 2.8%
UnitedHealth Group, Inc.	28,000	6,982,640
Universal Health Services, Inc. - Class B	48,400	4,795,472
		11,778,112

Hotels & Leisure - 0.8%
SeaWorld Entertainment, Inc. (a)(b)	318,843	3,513,650

Household Durables - 2.1%
Mohawk Industries, Inc. (b)	84,000	6,404,160
Snap-on, Inc.	25,000	2,720,500
		9,124,660
Industrial Equipment Wholesale - 1.1%
WESCO International, Inc. (b)	202,000	4,615,700

Insurance - 2.9%
Aon PLC (c)	9,000	1,485,360
Marsh & McLennan Companies, Inc.	34,000	2,939,640
Travelers Companies, Inc.	47,420	4,711,177
Willis Towers Watson PLC (c)	19,000	3,227,150
		12,363,327
Interactive Media & Services - 1.2%
Facebook, Inc. - Class A (b)	30,400	5,070,720

Internet & Direct Marketing Retail - 1.0%
Booking Holdings, Inc. (b)	3,100	4,170,492

Internet Software & Services - 2.4%
Alphabet, Inc. - Class C (b)	8,900	10,349,009

IT Services - 0.6%
Automatic Data Processing, Inc.	18,000	2,460,240

Machinery - 4.0%
Caterpillar, Inc.	44,000	5,105,760
Cummins, Inc.	23,000	3,112,360
Ingersoll Rand, Inc. (a)(b)	100,850	2,501,080
Middleby Corporation (b)	71,150	4,047,012
Regal Beloit Corporation	36,350	2,288,232
		17,054,444
Materials - 0.7%
Axalta Coating Systems Ltd. (b)(c)	180,213	3,112,279

Media - 5.6%
Comcast Corporation - Class A	170,000	5,844,600
Discovery, Inc. - Class C (b)	329,250	5,775,045
ViacomCBS, Inc. - Class B (a)	382,000	5,351,820
Walt Disney Company	70,600	6,819,960
		23,791,425
Multiline Retail - 0.6%
Dollar Tree, Inc. (b)	37,000	2,718,390

Office Electronics - 0.9%
Zebra Technologies Corporation - Class A (b)	20,650	3,791,340

Pharmaceuticals - 0.6%
Thermo Fisher Scientific, Inc.	9,500	2,694,200

Restaurants - 3.5%
Cracker Barrel Old Country Store, Inc. (a)	47,900	3,986,238
Denny's Corporation (b)	356,275	2,736,192
Dine Brands Global, Inc. (a)	107,388	3,079,888
McDonald's Corporation	31,000	5,125,850
		14,928,168
Semiconductors & Semiconductor Equipment - 3.9%
Intel Corporation	168,000	9,092,160
Kulicke and Soffa Industries, Inc.	216,800	4,524,616
Texas Instruments, Inc.	29,000	2,897,970
		16,514,746
Software - 1.9%
Microsoft Corporation	20,600	3,248,826
Oracle Corporation	103,700	5,011,821
		8,260,647
Specialty Retail - 1.2%
Lowe's Companies, Inc.	61,000	5,249,050

Telecommunications - 1.4%
Corning, Inc. (a)	296,000	6,079,840

Textiles, Apparel & Luxury Goods - 0.8%
Tapestry, Inc. (b)	267,900	3,469,305

Transportation Equipment - 1.3%
Greenbrier Companies, Inc.	311,800	5,531,332

TOTAL COMMON STOCKS (Cost $500,311,521)		410,436,511

SHORT-TERM INVESTMENT - 4.1%
Money Market Deposit Account - 4.1%
U.S. Bank N.A., 0.40% (d)
Total Money Market Deposit Account	17,462,147	17,462,147

TOTAL SHORT-TERM INVESTMENT (Cost $17,462,147)		17,462,147

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 9.8%
Investment Company - 9.8%
Mount Vernon Liquid Assets Portfolio, LLC 0.89% (e)
Total Investment Company	41,764,677	41,764,677

TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $41,764,677)		41,764,677

TOTAL INVESTMENTS - 110.0%
(Cost $559,538,345)		469,663,335
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.0)%		(42,615,398)
TOTAL NET ASSETS - 100.0%		$427,047,937

(a)	All or a portion of this security was out on loan at March 31, 2020. Total loaned securities had a value of $40,653,648 at March 31, 2020.
(b)	Non-income producing security.
(c)	U.S. Dollar-denominated foreign security.
(d)
The Money Market Deposit Account (the "MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of March 31, 2020.

(e)	The rate quoted is the annualized seven-day yield for the Fund at period end.
PLC- Public Limited Company

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2020:

	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$410,436,511	$-	$-	$410,436,511
Short-Term Investment	-	17,462,147	-	-	17,462,147
Investment Purchased with the Cash Proceeds From Securities Lending*	41,764,677	-	-	-	41,764,677
Total Investments	$41,764,677	$427,898,658	$-	$-	$469,663,335

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorizsed in the fair value hierarchy.
Refer to Schedule of Investments for further information on the classification of investments.

OLSTEIN ALL CAP VALUE FUND
Sector Allocation
March 31, 2020

Industrials	17.2%
Financials	16.4%
Information Technology	16.3%
13.9%
Consumer Discretionary	13.5%
Communication Services	10.6%
Health Care	10.5%
Materials	5.7%
Consumer Staples	4.1%
Energy	1.8%
Liabilities in Excess of Other Assets	-10.0%

Cost of investments
Gross unrealized appreciation	$61,914,389
Gross unrealized depreciation	($34,395,965)
Net unrealized appreciation	$27,518,423

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

	Level 1	Level 2	Level 3	Total
All Cap Value Fund
Equity
Industrials	$73,366,125	$–	$–	$73,366,125
Financials	69,924,783	–	–	69,924,783
Information Technology	69,477,372	–	–	69,477,372
Consumer Discretionary	57,604,181	–	–	57,604,181
Communication Services	45,359,954	–	–	45,359,954
Health Care	45,114,452	–	–	45,114,452
Materials	24,275,004	–	–	24,275,004
Consumer Staples	17,510,520	–	–	17,510,520
Energy	7,804,120	–	–	7,804,120
Total Equity	410,436,511	–	–	410,436,511
Short-Term Investments	17,462,147	–	–	59,226,824
Total Investments in Securities	$427,898,658	$–	$–	$469,663,335